SIMPSON THACHER & BARTLETT LLP
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NEW YORK, N.Y. 10017-3954
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DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-3080	RNORMAN@STBLAW.COM

May 2, 2005

VIA FEDERAL EXPRESS AND EDGAR

Re:	New Skies Satellites Holdings Ltd.
Amendment No. 4 to the Registration Statement on Form S-1 File No.: 333-122322

Larry Spirgel
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Spirgel:

        On behalf of New Skies Satellites Holdings Ltd. (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, Amendment No. 4 to the Registration Statement on Form S-1 ("Amendment No. 4") relating to the Company's proposed offering of its common stock. Please note that the Company is filing Amendment No. 4 primarily for the purpose of including full information relating to the Company's results for the three-month period ended March 31, 2005. The underwriters have informed the Company that they intend to distribute a revised preliminary prospectus including the information contained in Amendment No. 4 to all accounts that received the original preliminary prospectus and will deliver this revised preliminary prospectus to all accounts that they meet with going forward.

        We acknowledge your previous references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

        Please call me (212-455-3080) or Bret Ganis (212-455-2411) of my firm if you wish to discuss Amendment No. 4 or our responses to the comment letter.

Sincerely,
/s/ Risë B. Norman
Risë B. Norman